Income tax - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Accumulated tax losses available for offset against future taxable profits	$ 360,751,110
Deferred tax liability	$ 138,000	$ 19,000	$ 429,000	$ 691,000